Harbor Ares Systematic Multi-Sector Income ETF Average Annual Total Returns		12 Months Ended	20 Months Ended	52 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30% [1]	6.97%	(0.34%) [1]
NONE or SAME
Prospectus [Line Items]
Average Annual Return, Percent		8.86%		2.28%
Performance Inception Date	Sep. 14, 2021
NONE or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.98%		0.08%
NONE or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.19%		0.75%

[1]	This index represents a broad measure of market performance.